Commitments and Contingencies (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Capital Lease Obligations		$ 10	$ 11
Unrecognized Tax Benefits		22	19	$ 41	$ 37
Contractual obligations
Contractual Obligation		6,010
Contractual obligation due in next fiscal year		1,354
Payments due subsequent years 2 and 3		1,811
Payments due subsequent years 4 and 5		637
After 2020		2,208
Unrecognised tax benefits - net liability		22
Bank Overdrafts			$ 0
Revolving Credit Facility [Member]
Contractual obligations
Contractual Obligation		472
Contractual obligation due in next fiscal year		2
Payments due subsequent years 2 and 3		470
Payments due subsequent years 4 and 5		0
After 2020		0
Revolving $500 million credit facility [Member]
Contractual obligations
Contractual Obligation		1
Contractual obligation due in next fiscal year		1
Payments due subsequent years 2 and 3		0
Payments due subsequent years 4 and 5		0
After 2020		0
5-year term loan facility expires 2016 [Member]
Contractual obligations
Contractual Obligation		242
Contractual obligation due in next fiscal year		23
Payments due subsequent years 2 and 3		219
Payments due subsequent years 4 and 5		0
After 2020		0
Interest on term loan [Member]
Contractual obligations
Contractual Obligation		18
Contractual obligation due in next fiscal year		12
Payments due subsequent years 2 and 3		6
Payments due subsequent years 4 and 5		0
After 2020		$ 0
5.625% senior notes due 2015
Debt Instrument [Line Items]
Interest rate on debt		5.625%	5.625%
Fair Value adjustment on 5.625% senior notes due 2015 [Member]
Debt Instrument [Line Items]
Interest rate on debt		5.625%
4.125% senior notes due 2016 [Member]
Debt Instrument [Line Items]
Interest rate on debt		4.125%
Contractual obligations
Contractual Obligation		$ 300
Contractual obligation due in next fiscal year		300
Payments due subsequent years 2 and 3		0
Payments due subsequent years 4 and 5		0
After 2020		$ 0
6.200% senior notes due 2017 [Member]
Debt Instrument [Line Items]
Interest rate on debt		6.20%	6.20%
Contractual obligations
Contractual Obligation		$ 394
Contractual obligation due in next fiscal year		0
Payments due subsequent years 2 and 3		394
Payments due subsequent years 4 and 5		0
After 2020		$ 0
7.000% senior notes due 2019 [Member]
Debt Instrument [Line Items]
Interest rate on debt		7.00%	7.00%
Contractual obligations
Contractual Obligation		$ 187
Contractual obligation due in next fiscal year		0
Payments due subsequent years 2 and 3		0
Payments due subsequent years 4 and 5		187
After 2020		$ 0
5.750% senior notes due 2021 [Member]
Debt Instrument [Line Items]
Interest rate on debt		5.75%
Contractual obligations
Contractual Obligation		$ 500
Contractual obligation due in next fiscal year		0
Payments due subsequent years 2 and 3		0
Payments due subsequent years 4 and 5		0
After 2020		$ 500
4.625% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Interest rate on debt		4.625%	4.625%
Contractual obligations
Contractual Obligation		$ 250
Contractual obligation due in next fiscal year		0
Payments due subsequent years 2 and 3		0
Payments due subsequent years 4 and 5		0
After 2020		$ 250
Six Point One Two Five Percent Senior Notes Due Two Thousand Forty Three [Member]
Debt Instrument [Line Items]
Interest rate on debt		6.125%
Contractual obligations
Contractual Obligation		$ 275
Contractual obligation due in next fiscal year		0
Payments due subsequent years 2 and 3		0
Payments due subsequent years 4 and 5		0
After 2020		275
Interest on Senior Notes [Member]
Contractual obligations
Contractual Obligation		784
Contractual obligation due in next fiscal year		97
Payments due subsequent years 2 and 3		146
Payments due subsequent years 4 and 5		124
After 2020		417
Total debt and related interest [Member]
Contractual obligations
Contractual Obligation		4,015
Contractual obligation due in next fiscal year		1,027
Payments due subsequent years 2 and 3		1,235
Payments due subsequent years 4 and 5		311
After 2020		1,442
Operating leases [Member]
Contractual obligations
Contractual Obligation	[1]	1,324
Contractual obligation due in next fiscal year	[1]	141
Payments due subsequent years 2 and 3	[1]	250
Payments due subsequent years 4 and 5	[1]	220
After 2020	[1]	713
Pensions [Member]
Contractual obligations
Contractual Obligation		273
Contractual obligation due in next fiscal year		97
Payments due subsequent years 2 and 3		88
Payments due subsequent years 4 and 5		88
After 2020		0
Other contractual obligations [Member]
Contractual obligations
Contractual Obligation	[2]	174
Contractual obligation due in next fiscal year	[2]	19
Payments due subsequent years 2 and 3	[2]	88
Payments due subsequent years 4 and 5	[2]	14
After 2020	[2]	53
Contingent Consideration Type [Domain]
Contractual obligations
Contractual Obligation	[2]	224
Contractual obligation due in next fiscal year	[2]	70
Payments due subsequent years 2 and 3	[2]	150
Payments due subsequent years 4 and 5	[2]	4
After 2020	[2]	0
Gras Savoye [Member]
Contractual obligations
Bank Overdrafts		$ 79
4.125% senior notes due 2016 [Member]
Debt Instrument [Line Items]
Interest rate on debt		4.125%
1 year Term Loan [Member]
Contractual obligations
Contractual Obligation		$ 592
Contractual obligation due in next fiscal year		592
Payments due subsequent years 2 and 3		0
Payments due subsequent years 4 and 5		0
After 2020		$ 0

[1]	Presented gross of sublease income.
[2]	Other contractual obligations include capital lease commitments, put option obligations and investment fund capital call obligations, the timing of which are included at the earliest point they may fall due.